Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows From Operating Activities:
Net Loss	$ (1,037,045)	$ (1,384,429)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	8,371	6,931
Gain on forgiveness of debt	(5,704)	(9,679)
Loss on disposal of fixed asset	0	953
Warrants issued to consultants	0	590,335
Warrants issued to related party	143,282	79,789
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	(1,753)	0
(Decrease) in accrued expenses and other payables - related party	261,780	178,699
(Decrease) Increase in royalty agreement payable - related party	0	0
(Decrease) Increase in accounts payable	24,791	34,471
Net Cash Used In Operating Activities	(606,276)	(502,930)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	0	(39,278)
Net Cash Used In Investing Activities	0	(39,278)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party	50,000	0
Proceeds from issuance of common stock	425,000	150,000
Net Cash Provided by Financing Activities	475,000	150,000
Net Increase (Decrease) in Cash	(131,276)	(392,208)
Cash at Beginning of Period	238,188	495,036
Cash at End of Period	106,912	102,828
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	1,071,973	171,102
Settlement of accounts payable with stock issuance	$ 296	$ 321